SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of options activities

A summary of options activities during the year ended December 31, 2022 is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2022	5,213,161	0.01	13.96	6.63	96,622
Granted	—	—	—
Exercised	(872,428)	0.01	13.23
Forfeited	(722,387)	0.01	14.75
Cancelled	—	—	—
Options outstanding at December 31, 2022	3,618,346	0.01	13.98	5.75	88,310
Options vested and expected to vest as of December 31, 2022	3,618,346	0.01	13.98	5.75	88,310
Options exercisable as of December 31, 2022	703,183	0.01	8.12	4.62	17,162

Summary of the RSUs activity

A summary of the RSUs activity during the year ended December 31, 2022 is presented below:

RSUs
Unvested balance at January 1, 2022	2,991,804
Granted	4,919,577
Vested	(648,588)
Forfeited	(1,361,932)
Cancelled	(480,487)
Unvested balance at December 31, 2022	5,420,374